Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Common stock, par value	$ 1.60	$ 1.60
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	493,000,000	492,000,000
Treasury shares	322,000	277,000
Exchangeable common stock, shares issued	56,000,000	56,000,000
Exchangeable common stock, shares redeemed	51,000,000	51,000,000